Accounting Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2018
Statements Line Items
Accounting Standards, Amendments and Interpretations [Text Block]
5.	Accounting Standards, Amendments and Interpretations

New Standards, Amendments and Interpretations Effective for the first time

IFRS 9 – Financial Instruments

IFRS 9 reflects all phases of the financial instruments project and replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous version of IFRS 9. IFRS is effective for annual periods beginning on or after January 1, 2018. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting. This standard simplifies the current measurement model for financial instruments under IFRS and establishes two measurement categories for financial assets: amortized cost and fair value.

The adoption of IFRS 9 has not had an effect on the Company’s accounting policies related to financial liabilities on the transition date. In accordance with IFRS 9, all financial liabilities are categorized as amortized cost and all financial liabilities of the Company were previously recorded at amortized cost under IAS 39. Put options (see Note 8) are classified as financial liabilities that are measured at their fair value through profit or loss.

IFRS 15 – Revenue from Contractors with Customers

This standard replaces IAS 18 Revenue and IAS 11 Construction contracts, and contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgemental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. IFRS 15 is effective for annual periods beginning on or after January 1, 2018.

The adoption of IFRS 15 has not had an effect on the Company’s accounting policies related to revenue recognition on the transition date since the Company has not previously earned revenue from customers.

Standards, Amendments and Interpretations Not Yet Effective

Certain pronouncements were issued by the IASB or the IFRS Interpretations Committee that are not mandatory until accounting periods beginning on or after January 1, 2019. They have not been early adopted in these consolidated financial statements, and are expected to affect the Company in the period of initial application. The Company intends to apply these standards from application date as indicated below:

IFRS 16 Leases

The new standard will replace IAS 17 Leases and eliminates the classification of leases as either operating or finance leases by the lessee. The treatment of leases by the lessee will require capitalization of all leases resulting accounting treatment similar to finance leases under IAS 17 Leases. Exemptions for leases of very low value or short-term leases will be applicable. The new standard will result in an increase in lease assets and liabilities for the lessee. Under the new standard the treatment of all lease expense is aligned in the statement of earnings with depreciation, and an interest component recognized for each lease, in line with finance lease accounting under IAS 17 Leases. IFRS 16 will be applied prospectively for annual periods beginning on January 1, 2019. The Company is currently evaluating the impact this standard is expected to have on its consolidated financial statements.

IFRIC 23 Uncertainly Over Income Tax Treatments

The new standard, to be effective for annual report periods beginning on or after January 1, 2019, clarifies how to apply the recognition and measurement requirements in IAS 12 Income Taxes when there is uncertainty over income tax treatments, addressing four specific issues:

•	Whether an entity considers uncertain tax treatments separately;
•	The assumptions an entity should make about the examination of tax treatments by taxation authorities;
•	How an entity determines taxable profit or loss, taxes bases, unused tax losses, unused tax credits and tax rates; and
•	How an entity considers changes in facts and circumstances.

The Company is currently evaluating the impact this standard is expected to have on its consolidated financial statements.

There are no other IFRS or IFRIC Interpretations that are not yet effective that would be expected to have a material impact on the Company.